SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Schedule of Stockholders Equity

(in $)	2012	2011
Authorized share capital:
2 shares of $500 each	1,000	1,000
Issued and outstanding share capital:
2 shares of $500 each	1,000	1,000